Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	¥ 990,131	¥ 684,467	¥ 349,277
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	444,187	328,480	169,621
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	52,689	36,023	23,253
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	238,750	120,925	51,475
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 254,505	¥ 199,039	¥ 104,928